Consolidated Statements of Comprehensive (Loss)/ Income - USD ($) $ in Thousands	12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022
Statement of Comprehensive Income [Abstract]
Net (loss)/income	$ 325,218	$ 235,363	$ (1,220,276)
Other comprehensive loss, net of tax
Foreign currency translation adjustment	(51,130)	(155,517)	(118,872)
Unrealized loss on available-for-sale investments, net of tax effect of US$1,316, US$513 and US$6,191 for the years ended May 31, 2022, 2023 and 2024, respectively	(18,843)	(2,279)	(12,896)
Other comprehensive loss, net of tax	(69,973)	(157,796)	(131,768)
Comprehensive (loss)/income	255,245	77,567	(1,352,044)
Comprehensive (loss)/income attributable to non-controlling interests	14,031	56,644	(31,539)
Comprehensive (loss)/income attributable to New Oriental Education & Technology Group Inc.'s shareholders	$ 241,214	$ 20,923	$ (1,320,505)